Summary of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
2021 (remaining six months of the year)	$ 1,866,224
2021	3,525,158	$ 3,804,853
2022	3,528,696	3,525,158
2023	3,526,406	3,528,696
2024	3,740,591	3,526,406
2025		3,740,591
Thereafter	23,822,981	23,822,981
Minimum lease payments	40,010,056	41,948,685
Less imputed interest	(19,559,730)	(21,002,931)
Total operating lease liabilities	20,450,326	20,945,754
Current portion of operating lease liabilities	953,635	1,059,671	$ 2,203,474
Long-term portion of operating lease liabilities	$ 19,496,691	$ 19,886,083	$ 2,616,132